Risk management (Details 6) - BRL (R$)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
FutureCashFlowsExceptForDerivativesFinancialAssetsMeasuredAtFairValueInIncome	R$ 3,957,000,000	R$ 3,122,000,000	R$ 3,839,000,000
FutureCashFlowsExceptForDerivativesFinancialAssetsMeasuredAtFairValueInIncomeDebtInstruments	3,957,000,000	3,122,000,000	3,839,000,000
Financial assets measured at fair value in profit or loss for trading	50,999,000,000	39,189,000,000	130,109,000,000
FutureCashFlowsExceptForDerivativesFinancialAssetsMeasuredAtFairValueInProfitOrLossForTradingDebtInstruments	29,949,000,000	17,791,000,000	96,105,000,000
FutureCashFlowsExceptForDerivativesFinancialAssetsMeasuredAtFairValueInProfitOrLossForTradingEquityInstruments	49,000,000	44,000,000	1,164,000,000
FutureCashFlowsExceptForDerivativesFinancialAssetsMeasuredAtFairValueInProfitOrLossForTradingDerivatives	21,001,000,000	21,353,000,000	32,840,000,000
FutureCashFlowsExceptForDerivativesFinancialAssetsMeasuredAtFairValueInOtherComprehensiveIncome	85,807,000,000	125,635,000,000	134,111,000,000
FutureCashFlowsExceptForDerivativesFinancialAssetsMeasuredAtFairValueInOtherComprehensiveIncomeDebtInstruments	85,807,000,000	125,634,000,000	134,039,000,000
Nondiscounted Future Flows Except Derivatives Financial Assets Measured At Amortized Cost	559,166,000,000	537,155,000,000	611,507,000,000
Loans and Other Amounts with Credit Institutions	82,219,000,000	79,108,000,000	72,324,000,000
FutureCashFlowsExceptForDerivativesFinancialAssetsMeasuredAtAmortizedCostLoansAndAdvancesToCustomers	431,873,000,000	411,737,000,000	519,415,000,000
FutureCashFlowsExceptForDerivativesFinancialAssetsMeasuredAtAmortizedCostDebtInstruments	45,074,000,000	46,309,000,000	19,771,000,000
Nondiscounted Future Flows Except Derivatives Interestearning Assets Total	699,929,000,000	705,102,000,000	880,005,000,000
FutureCashFlowsExceptForDerivativesFinancialLiabilitiesMeasuredAtFairValueInIncomeHeldForTrading	36,729,000,000	37,609,000,000	81,424,000,000
FutureCashFlowsExceptForDerivativesFinancialLiabilitiesMeasuredAtFairValueInIncomeHeldForTradingDerivatives	19,730,000,000	24,828,000,000	36,270,000,000
FutureCashFlowsExceptForDerivativesFinancialLiabilitiesMeasuredAtFairValueInIncomeHeldForTradingShortPositions	16,999,000,000	12,781,000,000	45,153,000,000
FutureCashFlowsExceptForDerivativesFinancialLiabilitiesAtAmortizedCost	726,466,000,000	689,197,000,000	532,838,000,000
FutureCashFlowsExceptForDerivativesFinancialLiabilitiesAtAmortizedCostDepositsFromTheCentralBankOfBrazilAndDepositsFromCreditInstitutions	97,782,000,000	119,157,000,000	70,421,000,000
FutureCashFlowsExceptForDerivativesFinancialLiabilitiesAtAmortizedCostCustomerDeposits	502,206,000,000	473,614,000,000	383,372,000,000
Bonds and securities	107,063,000,000	76,922,000,000	65,925,000,000
FutureCashFlowsExceptForDerivativesFinancialLiabilitiesAtAmortizedCostDebtInstrumentsEligibleToCapital	19,415,000,000	19,504,000,000	13,120,000,000
Nondiscounted Future Flows Except Derivatives Interestbearing Liabilities Total	763,195,000,000	726,806,000,000	614,262,000,000
FutureCashFlowsExceptForDerivativesFinancialAssetsMeasuredAtFairValueInOtherComprehensiveIncomeEquityInstruments			72,000,000
FutureCashFlowsExceptForDerivativesFinancialAssetsNotIntendedForTradingMandatoryMeasuredAtTheFairValueOfTheResult			439,000,000
FutureCashFlowsExceptForDerivativesFinancialAssetsNotIntendedForTradingMandatoryMeasuredAtTheFairValueOfTheResultEquityInstruments			439,000,000
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
FutureCashFlowsExceptForDerivativesFinancialAssetsMeasuredAtFairValueInIncome
FutureCashFlowsExceptForDerivativesFinancialAssetsMeasuredAtFairValueInIncomeDebtInstruments
Financial assets measured at fair value in profit or loss for trading	5,032,000,000	5,573,000,000	16,029,000,000
FutureCashFlowsExceptForDerivativesFinancialAssetsMeasuredAtFairValueInProfitOrLossForTradingDebtInstruments	311,000,000	355,000,000	3,873,000,000
FutureCashFlowsExceptForDerivativesFinancialAssetsMeasuredAtFairValueInProfitOrLossForTradingEquityInstruments	19,000,000	21,000,000	1,164,000,000
FutureCashFlowsExceptForDerivativesFinancialAssetsMeasuredAtFairValueInProfitOrLossForTradingDerivatives	4,702,000,000	5,197,000,000	10,992,000,000
FutureCashFlowsExceptForDerivativesFinancialAssetsMeasuredAtFairValueInOtherComprehensiveIncome	37,925,000,000	54,012,000,000	5,000,000,000
FutureCashFlowsExceptForDerivativesFinancialAssetsMeasuredAtFairValueInOtherComprehensiveIncomeDebtInstruments	37,925,000,000	54,012,000,000	4,928,000,000
Nondiscounted Future Flows Except Derivatives Financial Assets Measured At Amortized Cost	113,466,000,000	109,330,000,000	53,147,000,000
Loans and Other Amounts with Credit Institutions	77,739,000,000	73,290,000,000	24,638,000,000
FutureCashFlowsExceptForDerivativesFinancialAssetsMeasuredAtAmortizedCostLoansAndAdvancesToCustomers	33,386,000,000	34,989,000,000	28,424,000,000
FutureCashFlowsExceptForDerivativesFinancialAssetsMeasuredAtAmortizedCostDebtInstruments	2,341,000,000	1,051,000,000	85,000,000
Nondiscounted Future Flows Except Derivatives Interestearning Assets Total	156,423,000,000	168,915,000,000	74,615,000,000
FutureCashFlowsExceptForDerivativesFinancialLiabilitiesMeasuredAtFairValueInIncomeHeldForTrading	21,891,000,000	18,955,000,000	55,313,000,000
FutureCashFlowsExceptForDerivativesFinancialLiabilitiesMeasuredAtFairValueInIncomeHeldForTradingDerivatives	4,892,000,000	6,174,000,000	10,160,000,000
FutureCashFlowsExceptForDerivativesFinancialLiabilitiesMeasuredAtFairValueInIncomeHeldForTradingShortPositions	16,999,000,000	12,781,000,000	45,153,000,000
FutureCashFlowsExceptForDerivativesFinancialLiabilitiesAtAmortizedCost	280,644,000,000	289,743,000,000	176,223,000,000
FutureCashFlowsExceptForDerivativesFinancialLiabilitiesAtAmortizedCostDepositsFromTheCentralBankOfBrazilAndDepositsFromCreditInstitutions	22,451,000,000	33,714,000,000	3,707,000,000
FutureCashFlowsExceptForDerivativesFinancialLiabilitiesAtAmortizedCostCustomerDeposits	252,621,000,000	252,070,000,000	165,171,000,000
Bonds and securities	5,572,000,000	3,959,000,000	7,345,000,000
FutureCashFlowsExceptForDerivativesFinancialLiabilitiesAtAmortizedCostDebtInstrumentsEligibleToCapital
Nondiscounted Future Flows Except Derivatives Interestbearing Liabilities Total	302,535,000,000	308,698,000,000	231,536,000,000
FutureCashFlowsExceptForDerivativesFinancialAssetsMeasuredAtFairValueInOtherComprehensiveIncomeEquityInstruments			72,000,000
FutureCashFlowsExceptForDerivativesFinancialAssetsNotIntendedForTradingMandatoryMeasuredAtTheFairValueOfTheResult			439,000,000
FutureCashFlowsExceptForDerivativesFinancialAssetsNotIntendedForTradingMandatoryMeasuredAtTheFairValueOfTheResultEquityInstruments			439,000,000
Later than three months and not later than six months [member]
IfrsStatementLineItems [Line Items]
FutureCashFlowsExceptForDerivativesFinancialAssetsMeasuredAtFairValueInIncome			174,000,000
FutureCashFlowsExceptForDerivativesFinancialAssetsMeasuredAtFairValueInIncomeDebtInstruments			174,000,000
Financial assets measured at fair value in profit or loss for trading	5,526,000,000	4,197,000,000	19,211,000,000
FutureCashFlowsExceptForDerivativesFinancialAssetsMeasuredAtFairValueInProfitOrLossForTradingDebtInstruments	3,870,000,000	850,000,000	12,513,000,000
FutureCashFlowsExceptForDerivativesFinancialAssetsMeasuredAtFairValueInProfitOrLossForTradingEquityInstruments	2,000,000	1,000,000
FutureCashFlowsExceptForDerivativesFinancialAssetsMeasuredAtFairValueInProfitOrLossForTradingDerivatives	1,654,000,000	3,346,000,000	6,698,000,000
FutureCashFlowsExceptForDerivativesFinancialAssetsMeasuredAtFairValueInOtherComprehensiveIncome	4,040,000,000	1,007,000,000	3,874,000,000
FutureCashFlowsExceptForDerivativesFinancialAssetsMeasuredAtFairValueInOtherComprehensiveIncomeDebtInstruments	4,040,000,000	1,007,000,000	3,874,000,000
Nondiscounted Future Flows Except Derivatives Financial Assets Measured At Amortized Cost	103,419,000,000	98,848,000,000	145,279,000,000
Loans and Other Amounts with Credit Institutions	888,000,000	1,464,000,000	40,579,000,000
FutureCashFlowsExceptForDerivativesFinancialAssetsMeasuredAtAmortizedCostLoansAndAdvancesToCustomers	97,202,000,000	94,872,000,000	102,379,000,000
FutureCashFlowsExceptForDerivativesFinancialAssetsMeasuredAtAmortizedCostDebtInstruments	5,329,000,000	2,512,000,000	2,321,000,000
Nondiscounted Future Flows Except Derivatives Interestearning Assets Total	112,985,000,000	104,053,000,000	168,538,000,000
FutureCashFlowsExceptForDerivativesFinancialLiabilitiesMeasuredAtFairValueInIncomeHeldForTrading	1,444,000,000	2,564,000,000	7,878,000,000
FutureCashFlowsExceptForDerivativesFinancialLiabilitiesMeasuredAtFairValueInIncomeHeldForTradingDerivatives	1,444,000,000	2,564,000,000	7,878,000,000
FutureCashFlowsExceptForDerivativesFinancialLiabilitiesMeasuredAtFairValueInIncomeHeldForTradingShortPositions
FutureCashFlowsExceptForDerivativesFinancialLiabilitiesAtAmortizedCost	115,169,000,000	106,358,000,000	101,111,000,000
FutureCashFlowsExceptForDerivativesFinancialLiabilitiesAtAmortizedCostDepositsFromTheCentralBankOfBrazilAndDepositsFromCreditInstitutions	40,711,000,000	46,465,000,000	33,039,000,000
FutureCashFlowsExceptForDerivativesFinancialLiabilitiesAtAmortizedCostCustomerDeposits	48,217,000,000	48,364,000,000	44,571,000,000
Bonds and securities	26,241,000,000	11,529,000,000	23,502,000,000
FutureCashFlowsExceptForDerivativesFinancialLiabilitiesAtAmortizedCostDebtInstrumentsEligibleToCapital
Nondiscounted Future Flows Except Derivatives Interestbearing Liabilities Total	116,613,000,000	108,922,000,000	108,989,000,000
FutureCashFlowsExceptForDerivativesFinancialAssetsMeasuredAtFairValueInOtherComprehensiveIncomeEquityInstruments
FutureCashFlowsExceptForDerivativesFinancialAssetsNotIntendedForTradingMandatoryMeasuredAtTheFairValueOfTheResult
FutureCashFlowsExceptForDerivativesFinancialAssetsNotIntendedForTradingMandatoryMeasuredAtTheFairValueOfTheResultEquityInstruments
Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
FutureCashFlowsExceptForDerivativesFinancialAssetsMeasuredAtFairValueInIncome			98,000,000
FutureCashFlowsExceptForDerivativesFinancialAssetsMeasuredAtFairValueInIncomeDebtInstruments			98,000,000
Financial assets measured at fair value in profit or loss for trading	2,978,000,000	5,031,000,000	5,763,000,000
FutureCashFlowsExceptForDerivativesFinancialAssetsMeasuredAtFairValueInProfitOrLossForTradingDebtInstruments	2,083,000,000	2,261,000,000	4,046,000,000
FutureCashFlowsExceptForDerivativesFinancialAssetsMeasuredAtFairValueInProfitOrLossForTradingEquityInstruments	3,000,000	8,000,000
FutureCashFlowsExceptForDerivativesFinancialAssetsMeasuredAtFairValueInProfitOrLossForTradingDerivatives	892,000,000	2,762,000,000	1,717,000,000
FutureCashFlowsExceptForDerivativesFinancialAssetsMeasuredAtFairValueInOtherComprehensiveIncome	1,550,000,000	4,690,000,000	13,850,000,000
FutureCashFlowsExceptForDerivativesFinancialAssetsMeasuredAtFairValueInOtherComprehensiveIncomeDebtInstruments	1,550,000,000	4,690,000,000	13,850,000,000
Nondiscounted Future Flows Except Derivatives Financial Assets Measured At Amortized Cost	70,435,000,000	78,187,000,000	69,004,000,000
Loans and Other Amounts with Credit Institutions	1,777,000,000	2,041,000,000	2,901,000,000
FutureCashFlowsExceptForDerivativesFinancialAssetsMeasuredAtAmortizedCostLoansAndAdvancesToCustomers	62,102,000,000	55,118,000,000	64,194,000,000
FutureCashFlowsExceptForDerivativesFinancialAssetsMeasuredAtAmortizedCostDebtInstruments	6,556,000,000	21,028,000,000	1,909,000,000
Nondiscounted Future Flows Except Derivatives Interestearning Assets Total	74,963,000,000	87,907,000,000	88,715,000,000
FutureCashFlowsExceptForDerivativesFinancialLiabilitiesMeasuredAtFairValueInIncomeHeldForTrading	1,552,000,000	2,191,000,000	2,088,000,000
FutureCashFlowsExceptForDerivativesFinancialLiabilitiesMeasuredAtFairValueInIncomeHeldForTradingDerivatives	1,552,000,000	2,191,000,000	2,088,000,000
FutureCashFlowsExceptForDerivativesFinancialLiabilitiesMeasuredAtFairValueInIncomeHeldForTradingShortPositions
FutureCashFlowsExceptForDerivativesFinancialLiabilitiesAtAmortizedCost	116,122,000,000	102,585,000,000	93,103,000,000
FutureCashFlowsExceptForDerivativesFinancialLiabilitiesAtAmortizedCostDepositsFromTheCentralBankOfBrazilAndDepositsFromCreditInstitutions	18,007,000,000	25,626,000,000	22,860,000,000
FutureCashFlowsExceptForDerivativesFinancialLiabilitiesAtAmortizedCostCustomerDeposits	75,869,000,000	67,467,000,000	62,606,000,000
Bonds and securities	22,246,000,000	9,492,000,000	7,637,000,000
FutureCashFlowsExceptForDerivativesFinancialLiabilitiesAtAmortizedCostDebtInstrumentsEligibleToCapital
Nondiscounted Future Flows Except Derivatives Interestbearing Liabilities Total	117,674,000,000	104,776,000,000	95,191,000,000
FutureCashFlowsExceptForDerivativesFinancialAssetsMeasuredAtFairValueInOtherComprehensiveIncomeEquityInstruments
FutureCashFlowsExceptForDerivativesFinancialAssetsNotIntendedForTradingMandatoryMeasuredAtTheFairValueOfTheResult
FutureCashFlowsExceptForDerivativesFinancialAssetsNotIntendedForTradingMandatoryMeasuredAtTheFairValueOfTheResultEquityInstruments
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
FutureCashFlowsExceptForDerivativesFinancialAssetsMeasuredAtFairValueInIncome			667,000,000
FutureCashFlowsExceptForDerivativesFinancialAssetsMeasuredAtFairValueInIncomeDebtInstruments			667,000,000
Financial assets measured at fair value in profit or loss for trading	23,846,000,000	16,365,000,000	63,618,000,000
FutureCashFlowsExceptForDerivativesFinancialAssetsMeasuredAtFairValueInProfitOrLossForTradingDebtInstruments	13,844,000,000	8,786,000,000	53,814,000,000
FutureCashFlowsExceptForDerivativesFinancialAssetsMeasuredAtFairValueInProfitOrLossForTradingEquityInstruments	25,000,000	11,000,000
FutureCashFlowsExceptForDerivativesFinancialAssetsMeasuredAtFairValueInProfitOrLossForTradingDerivatives	9,977,000,000	7,568,000,000	9,804,000,000
FutureCashFlowsExceptForDerivativesFinancialAssetsMeasuredAtFairValueInOtherComprehensiveIncome	33,176,000,000	50,092,000,000	75,849,000,000
FutureCashFlowsExceptForDerivativesFinancialAssetsMeasuredAtFairValueInOtherComprehensiveIncomeDebtInstruments	33,176,000,000	50,092,000,000	75,849,000,000
Nondiscounted Future Flows Except Derivatives Financial Assets Measured At Amortized Cost	185,653,000,000	172,736,000,000	208,295,000,000
Loans and Other Amounts with Credit Institutions	1,815,000,000	2,313,000,000	4,205,000,000
FutureCashFlowsExceptForDerivativesFinancialAssetsMeasuredAtAmortizedCostLoansAndAdvancesToCustomers	158,805,000,000	150,204,000,000	188,430,000,000
FutureCashFlowsExceptForDerivativesFinancialAssetsMeasuredAtAmortizedCostDebtInstruments	25,033,000,000	20,219,000,000	15,660,000,000
Nondiscounted Future Flows Except Derivatives Interestearning Assets Total	242,675,000,000	239,194,000,000	348,429,000,000
FutureCashFlowsExceptForDerivativesFinancialLiabilitiesMeasuredAtFairValueInIncomeHeldForTrading	8,425,000,000	11,196,000,000	12,629,000,000
FutureCashFlowsExceptForDerivativesFinancialLiabilitiesMeasuredAtFairValueInIncomeHeldForTradingDerivatives	8,425,000,000	11,196,000,000	12,629,000,000
FutureCashFlowsExceptForDerivativesFinancialLiabilitiesMeasuredAtFairValueInIncomeHeldForTradingShortPositions
FutureCashFlowsExceptForDerivativesFinancialLiabilitiesAtAmortizedCost	183,013,000,000	165,145,000,000	145,931,000,000
FutureCashFlowsExceptForDerivativesFinancialLiabilitiesAtAmortizedCostDepositsFromTheCentralBankOfBrazilAndDepositsFromCreditInstitutions	8,710,000,000	10,610,000,000	8,014,000,000
FutureCashFlowsExceptForDerivativesFinancialLiabilitiesAtAmortizedCostCustomerDeposits	125,473,000,000	105,690,000,000	110,809,000,000
Bonds and securities	48,830,000,000	48,845,000,000	27,109,000,000
FutureCashFlowsExceptForDerivativesFinancialLiabilitiesAtAmortizedCostDebtInstrumentsEligibleToCapital
Nondiscounted Future Flows Except Derivatives Interestbearing Liabilities Total	191,438,000,000	176,341,000,000	158,560,000,000
FutureCashFlowsExceptForDerivativesFinancialAssetsMeasuredAtFairValueInOtherComprehensiveIncomeEquityInstruments
FutureCashFlowsExceptForDerivativesFinancialAssetsNotIntendedForTradingMandatoryMeasuredAtTheFairValueOfTheResult
FutureCashFlowsExceptForDerivativesFinancialAssetsNotIntendedForTradingMandatoryMeasuredAtTheFairValueOfTheResultEquityInstruments
Above 5 Years [Member]
IfrsStatementLineItems [Line Items]
FutureCashFlowsExceptForDerivativesFinancialAssetsMeasuredAtFairValueInIncome	3,957,000,000	3,122,000,000	2,900,000,000
FutureCashFlowsExceptForDerivativesFinancialAssetsMeasuredAtFairValueInIncomeDebtInstruments	3,957,000,000	3,122,000,000	2,900,000,000
Financial assets measured at fair value in profit or loss for trading	13,617,000,000	8,023,000,000	25,488,000,000
FutureCashFlowsExceptForDerivativesFinancialAssetsMeasuredAtFairValueInProfitOrLossForTradingDebtInstruments	9,841,000,000	5,539,000,000	21,859,000,000
FutureCashFlowsExceptForDerivativesFinancialAssetsMeasuredAtFairValueInProfitOrLossForTradingEquityInstruments		3,000,000
FutureCashFlowsExceptForDerivativesFinancialAssetsMeasuredAtFairValueInProfitOrLossForTradingDerivatives	3,776,000,000	2,481,000,000	3,629,000,000
FutureCashFlowsExceptForDerivativesFinancialAssetsMeasuredAtFairValueInOtherComprehensiveIncome	9,116,000,000	15,833,000,000	35,538,000,000
FutureCashFlowsExceptForDerivativesFinancialAssetsMeasuredAtFairValueInOtherComprehensiveIncomeDebtInstruments	9,116,000,000	15,833,000,000	35,538,000,000
Nondiscounted Future Flows Except Derivatives Financial Assets Measured At Amortized Cost	86,193,000,000	78,053,000,000	135,782,000,000
Loans and Other Amounts with Credit Institutions
FutureCashFlowsExceptForDerivativesFinancialAssetsMeasuredAtAmortizedCostLoansAndAdvancesToCustomers	80,378,000,000	76,554,000,000	135,987,000,000
FutureCashFlowsExceptForDerivativesFinancialAssetsMeasuredAtAmortizedCostDebtInstruments	5,815,000,000	1,499,000,000	(205,000,000)
Nondiscounted Future Flows Except Derivatives Interestearning Assets Total	112,883,000,000	105,032,000,000	199,709,000,000
FutureCashFlowsExceptForDerivativesFinancialLiabilitiesMeasuredAtFairValueInIncomeHeldForTrading	3,417,000,000	2,703,000,000	3,515,000,000
FutureCashFlowsExceptForDerivativesFinancialLiabilitiesMeasuredAtFairValueInIncomeHeldForTradingDerivatives	3,417,000,000	2,703,000,000	3,515,000,000
FutureCashFlowsExceptForDerivativesFinancialLiabilitiesMeasuredAtFairValueInIncomeHeldForTradingShortPositions
FutureCashFlowsExceptForDerivativesFinancialLiabilitiesAtAmortizedCost	31,518,000,000	25,366,000,000	16,471,000,000
FutureCashFlowsExceptForDerivativesFinancialLiabilitiesAtAmortizedCostDepositsFromTheCentralBankOfBrazilAndDepositsFromCreditInstitutions	7,903,000,000	2,742,000,000	2,802,000,000
FutureCashFlowsExceptForDerivativesFinancialLiabilitiesAtAmortizedCostCustomerDeposits	26,000,000	23,000,000	215,000,000
Bonds and securities	4,174,000,000	3,097,000,000	333,000,000
FutureCashFlowsExceptForDerivativesFinancialLiabilitiesAtAmortizedCostDebtInstrumentsEligibleToCapital	19,415,000,000	19,504,000,000	13,120,000,000
Nondiscounted Future Flows Except Derivatives Interestbearing Liabilities Total	R$ 34,935,000,000	28,069,000,000	19,986,000,000
FutureCashFlowsExceptForDerivativesFinancialAssetsMeasuredAtFairValueInOtherComprehensiveIncomeEquityInstruments
FutureCashFlowsExceptForDerivativesFinancialAssetsNotIntendedForTradingMandatoryMeasuredAtTheFairValueOfTheResult
FutureCashFlowsExceptForDerivativesFinancialAssetsNotIntendedForTradingMandatoryMeasuredAtTheFairValueOfTheResultEquityInstruments